Property, plant and equipment (Details 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Commitments for purchases of property, plant and equipment	$ 770	$ 744
Not later than one year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Commitments for purchases of property, plant and equipment	624
Later than one year and not later than two years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Commitments for purchases of property, plant and equipment	115
Later than two years and not later than three years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Commitments for purchases of property, plant and equipment	29
Later than three years and not later than four years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Commitments for purchases of property, plant and equipment	2
Later than four years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Commitments for purchases of property, plant and equipment	$ 0